TAXES ON INCOME (Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 7,761	$ 4,639	$ (1,201)
Foreign (United States)	2,792	106	(447)
Income before taxes on income	$ 10,553	$ 4,745	$ (1,648)